Transfers of financial assets and servicing rights - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Weighted average mortgage servicing fees	0.26%	0.27%
Mortgage loans related to buy-back option program	$ 19,498,286,000	$ 21,704,010,000
Weighted Average Small Business Administration Servicing Fees	1.00%	1.02%
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Liabilities Incurred	0	0
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transfer or Servicing Assets Or Liabilities Description Of Objectives Methodology And Limitations	The sensitivity analyses presented in the tables above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Mortgage Banking Activities [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage Servicing Fees Excluding Fair Value	41,761,000	45,465,000	48,156,000
Loans With Recourse [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	2,100,000,000	2,500,000,000
Buy Back Option Program [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage loans related to buy-back option program	81,000,000	48,000,000
Repurchased Loans	145,000,000	209,000,000
Residential Mortgage
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Securitization Financial Asset For Which Transfer Is Accounted As Sale Gain Loss On Sale	32,800,000	37,300,000
Loan
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing rights on whole loan sales, principal balance	86,000,000	152,000,000
Whole loans sales, net gains	3,200,000	5,300,000
Serviced Mortgage Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	15,600,000,000	16,300,000,000
Serviced Mortgage Loans [Member] | Loans With Recourse [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Repurchased Loans	89,000,000	126,000,000
Serviced Small Business Administration Commercial Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	$ 427,000,000	$ 451,000,000